Commitments (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contingent liabilities
Trade receivables	€ 1,933	€ 2,136
Janssen Pharmaceutica NV | NBTXR3
Disclosure of contingent liabilities
Trade receivables	€ 1,800